WARRANT LIABILITY - Additional information (Details) - USD ($)	Feb. 24, 2026	Feb. 28, 2026
Derivative warrants
WARRANT LIABILITY
Number of warrants issuable	2,500,000
Exercise price of warrants (in dollars per share)	$ 12	$ 12
Fair value of warrants upon issuance	$ 4,174,276
PIPE agreement | Derivative warrants
WARRANT LIABILITY
Number of warrants issuable	2,500,000
Exercise price of warrants (in dollars per share)	$ 12
Fair value of warrants upon issuance	$ 4,174,276
Series A cumulative preferred stock, redeemable
WARRANT LIABILITY
Issuance of preferred stock	29,700
Series A cumulative preferred stock, redeemable | PIPE agreement
WARRANT LIABILITY
Issuance of preferred stock	29,700
Series A cumulative preferred stock, redeemable | PIPE agreement | Derivative warrants
WARRANT LIABILITY
Number of warrants issuable	2,500,000
Exercise price of warrants (in dollars per share)	$ 12